EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE

16. EARNINGS PER SHARE

Under ASC 260, Earnings per Share, entities that have issued securities other than common stock that participate in dividends with common stock (i.e., participating securities) are required to apply the two-class method to compute earnings per share (“EPS”). The two-class method is an earnings allocation method under which EPS is calculated for each class of common stock and participating security considering both dividends declared (or accumulated) and participation rights in undistributed earnings as if all such earnings had been distributed during the period. The dilutive effect of each participating security is calculated using the more dilutive of the following approaches:

●	The treasury stock method, reverse treasury stock method, if-converted method or contingently issuable share method, as applicable, provided a participating security or second class of common stock is a potential common share
●	The two-class method, assuming a participating security or second class of common stock is not exercised or converted

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the periods described (in US$ thousands except shares and per share amounts).

Quarter ended March 31, 2021

Date	Transaction Detail	Change in Shares	Quarter ended March 31, 2021 Weighted Average Ordinary Shares Outstanding
December 31, 2020	Beginning Balance		87,777,553
June 1, 2020	SAPESCO - NESR ordinary share consideration (issued January 14, 2021) (1)	2,237,000	2,237,000
December 31, 2020	SAPESCO - Additional Earn-Out Shares (issued January 14, 2021) (2)	145,039	145,039
February 23, 2021	Restricted Stock Vesting	87,905	35,162
March 16, 2021	Restricted Stock Vesting	316,781	52,797
March 18, 2021	Restricted Stock Vesting	288,329	41,648
December 31, 2020	SAPESCO - Contingently Issuable Shares (contingency resolved at December 31, 2020) (3)	157,702	157,702
March 31, 2021	SAPESCO - Contingently Issuable Shares (contingency resolved at March 31, 2021) (3)	113,216	1,257
March 31, 2021	Ending Balance		90,448,158

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in the quarter ended March 31, 2021 pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share since June 1, 2020.
(2)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 145,039 shares, relating to the quarter ended March 31, 2021 issuance of Additional Earn-Out Shares pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share since December 31, 2020.
(3)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 270,917 shares, relating primarily to the expected 2021 issuance of Customer Receivables Earn-Out Shares pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share as the conditions for issuance were satisfied.

	Undistributed & distributed earnings to common shareholders	Common shares	EPS
Basic EPS - common shares	$11,472	90,448,158	$0.13
Restricted Stock Units	-	1,115,526
Antidilution sequencing - subtotal	11,472	91,563,684	$0.13
Decrease/(increase) in the fair value of the warrants	-
0 (zero) Private Warrants @ $5.75 per half share		-
35,540,380 Public Warrants @ $5.75 per half share		369,574
Antidilution sequencing - subtotal	11,472	91,933,258	$0.12

Diluted EPS - common shares	$11,472	91,933,258	$0.12

Warrants that could be converted into as many as 17,400,616 ordinary shares were excluded from common shares at March 31, 2021 as they were assumed repurchased upon exercise of the warrants. In addition to these warrants, the Company also had 905,812 restricted stock units excluded from common shares at March 31, 2021 as they were also assumed repurchased through the impact of unrecognized share-based compensation cost.

Quarter ended March 31, 2020

Date	Transaction Detail	Change in Shares	Quarter ended March 31, 2020 Weighted Average Ordinary Shares Outstanding
December 31, 2019	Beginning Balance		87,187,289
March 18, 2020	Restricted stock vesting	307,599	43,943
March 31, 2020	Ending Balance		87,231,232

	Undistributed & distributed earnings to common shareholders	Common shares	EPS
Basic EPS - common shares	$11,947	87,231,232	$0.14
Restricted Stock Units	-	29,232
Antidilution sequencing - subtotal	11,947	87,260,464	$0.14
Decrease/(increase) in the fair value of the warrants	(580)
1,000,000 Private Warrants @ $5.75 per half share (anti-dilutive)		-
34,540,380 Public Warrants @ $5.75 per half share (anti-dilutive)		-
Antidilution sequencing - subtotal	11,367	87,260,464	$0.13

Diluted EPS - common shares	$11,367	87,260,464	$0.13

Warrants that could be converted into as many as 17,770,190 ordinary shares were excluded from common shares at March 31, 2020 as they were anti-dilutive at then current market prices. In addition to these warrants, the Company also had 1,622,945 restricted stock units excluded from common shares at March 31, 2020 as they were assumed repurchased through the impact of unrecognized share-based compensation cost.